Income Taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of effective tax rate [abstract]
Income taxes at Panamanian statutory rates	25.00%	25.00%	25.00%
Effect of tax rates in non - panamanian jurisdictions	0.10%	(2.50%)	(11.00%)
Exemption in non - taxable countries	(13.30%)	(12.00%)	(29.10%)
Adjustment for prior period	(0.10%)	0.03%	(0.60%)
Provision for income taxes	11.70%	10.50%	(15.70%)
Net income (loss)	$ 369,658	$ 325,928	$ (240,634)
Total income tax expense	49,310	38,271	32,759
Profit (loss) excluding income tax	418,968	364,199	(207,875)
Income taxes at Panamanian statutory rates	104,742	91,050	(51,969)
Effect of tax rates in non - panamanian jurisdictions	590	(9,260)	22,936
Exemption in non - taxable countries	(55,567)	(43,646)	60,564
Adjustment for prior period	(455)	127	1,228
Provision for income taxes	$ 49,310	$ 38,271	$ 32,759